Invested Assets and Investment Income - Carrying Values and Fair Values of Invested Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cash and short-term securities	$ 25,789	$ 20,338	$ 19,153
Debt securities	210,621	212,149
Public equities	33,725	25,531
Mortgages	54,447	52,421
Private placements	49,668	45,606
Loans to Bank clients	2,310	2,436
Real estate	13,263	13,049
Other invested assets	52,674	45,680
Total invested assets	442,497	417,210
Less than 1 year
Disclosure of financial assets [line items]
Cash and short-term securities	25,789	20,338
Debt securities	1,266	1,294
Public equities	0	0
Mortgages	4,741	3,363
Private placements	1,534	1,418
Loans to Bank clients	47	39
Total invested assets	41,607	35,105
Not later than ninety days
Disclosure of financial assets [line items]
Debt securities	145	1,413
Total fair value
Disclosure of financial assets [line items]
Cash and short-term securities	25,789	20,338
Public equities	33,725	25,531
Mortgages	54,812	52,310
Private placements	49,668	45,606
Loans to Bank clients	2,285	2,411
Total invested assets	443,485	417,704
Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	19,727	20,988
Canadian government and agency | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	543	657
Canadian government and agency | Total fair value
Disclosure of financial assets [line items]
Debt securities	19,727	20,988
U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	28,654	28,478
U.S. government and agency | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	644	297
U.S. government and agency | Total fair value
Disclosure of financial assets [line items]
Debt securities	28,366	28,251
Other government and agency
Disclosure of financial assets [line items]
Debt securities	35,470	30,666
Other government and agency | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	372	412
Other government and agency | Total fair value
Disclosure of financial assets [line items]
Debt securities	35,470	30,666
Corporate
Disclosure of financial assets [line items]
Debt securities	124,962	130,046
Corporate | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	7,810	8,475
Corporate | Total fair value
Disclosure of financial assets [line items]
Debt securities	124,762	129,899
Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	1,808	1,971
Mortgage / asset-backed securities | Less than 1 year
Disclosure of financial assets [line items]
Debt securities	60	106
Mortgage / asset-backed securities | Total fair value
Disclosure of financial assets [line items]
Debt securities	1,808	1,971
Own use property
Disclosure of financial assets [line items]
Real estate	2,674	2,591
Own use property | Accumulated depreciation
Disclosure of financial assets [line items]
Real estate	(65)	(57)
Own use property | Less than 1 year
Disclosure of financial assets [line items]
Real estate	0	0
Own use property | Total fair value
Disclosure of financial assets [line items]
Real estate	2,798	2,716
Own use property | Total fair value | Insurance contracts with direct participating features
Disclosure of financial assets [line items]
Real estate	2,500	2,430
Own use property | Carrying amount | Insurance contracts with direct participating features
Disclosure of financial assets [line items]
Real estate	174	161
Investment property
Disclosure of financial assets [line items]
Real estate	10,589	10,458
Investment property | Less than 1 year
Disclosure of financial assets [line items]
Real estate	0	0
Investment property | Total fair value
Disclosure of financial assets [line items]
Real estate	10,589	10,458
Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	47,863	41,434
Alternative long-duration assets | Private equity investments
Disclosure of financial assets [line items]
Carrying value	18,343	15,445
Alternative long-duration assets | Infrastructure
Disclosure of financial assets [line items]
Carrying value	17,804	14,950
Alternative long-duration assets | Timber and agriculture
Disclosure of financial assets [line items]
Carrying value	5,917	5,719
Alternative long-duration assets | Energy
Disclosure of financial assets [line items]
Carrying value	1,916	1,859
Alternative long-duration assets | Various other
Disclosure of financial assets [line items]
Carrying value	3,883	3,461
Alternative long-duration assets | Less than 1 year
Disclosure of financial assets [line items]
Other invested assets	67	0
Alternative long-duration assets | Total fair value
Disclosure of financial assets [line items]
Other invested assets	48,875	42,313
Various other
Disclosure of financial assets [line items]
Other invested assets	4,811	4,246
Various other | Less than 1 year
Disclosure of financial assets [line items]
Other invested assets	0	0
Various other | Total fair value
Disclosure of financial assets [line items]
Other invested assets	4,811	4,246
SPPI Nonqualifying | Total fair value
Disclosure of financial assets [line items]
Debt securities	0	0
Private placements	132	115
Other invested assets	547	539
Change in the fair value of invested assets	25	49
Cash, cash equivalents and short term securities
Disclosure of financial assets [line items]
Short-term securities	10,121	6,162
Cash equivalents	9,813	7,832
Other
Disclosure of financial assets [line items]
Leveraged leases	4,300	3,790
FVTPL
Disclosure of financial assets [line items]
Cash and short-term securities	25	1
Public equities	33,725	25,531
Mortgages	1,239	1,055
Private placements	866	654
Loans to Bank clients	0	0
Total invested assets	74,289	62,038
FVTPL | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	1,056	1,219
FVTPL | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	58	1,303
FVTPL | Other government and agency
Disclosure of financial assets [line items]
Debt securities	68	90
FVTPL | Corporate
Disclosure of financial assets [line items]
Debt securities	2,761	2,372
FVTPL | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	17	16
FVTPL | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
FVTPL | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
FVTPL | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	34,334	29,671
FVTPL | Various other
Disclosure of financial assets [line items]
Other invested assets	140	126
FVOCI
Disclosure of financial assets [line items]
Cash and short-term securities	19,909	13,993
Public equities	0	0
Mortgages	28,792	28,473
Private placements	48,802	44,952
Loans to Bank clients	0	0
Total invested assets	303,058	293,555
FVOCI | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	18,671	19,769
FVOCI | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	27,628	26,287
FVOCI | Other government and agency
Disclosure of financial assets [line items]
Debt securities	35,402	30,576
FVOCI | Corporate
Disclosure of financial assets [line items]
Debt securities	121,674	127,190
FVOCI | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	1,791	1,955
FVOCI | Own use property
Disclosure of financial assets [line items]
Real estate	0	0
FVOCI | Investment property
Disclosure of financial assets [line items]
Real estate	0	0
FVOCI | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	389	360
FVOCI | Various other
Disclosure of financial assets [line items]
Other invested assets	0	0
Other
Disclosure of financial assets [line items]
Cash and short-term securities	5,855	6,344
Public equities	0	0
Mortgages	24,416	22,893
Private placements	0	0
Loans to Bank clients	2,310	2,436
Total invested assets	65,150	61,617
Other | Canadian government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
Other | U.S. government and agency
Disclosure of financial assets [line items]
Debt securities	968	888
Other | Other government and agency
Disclosure of financial assets [line items]
Debt securities	0	0
Other | Corporate
Disclosure of financial assets [line items]
Debt securities	527	484
Other | Mortgage / asset-backed securities
Disclosure of financial assets [line items]
Debt securities	0	0
Other | Own use property
Disclosure of financial assets [line items]
Real estate	2,674	2,591
Other | Investment property
Disclosure of financial assets [line items]
Real estate	10,589	10,458
Other | Alternative long-duration assets
Disclosure of financial assets [line items]
Other invested assets	13,140	11,403
Other | Various other
Disclosure of financial assets [line items]
Other invested assets	$ 4,671	$ 4,120